Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tonnage Tax	$ 1,360	$ 797	$ 169
Greece
Tonnage Tax	$ 1,260	$ 668